Label	Element	Value
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.625% 2035-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.70%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.375% 2034-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.60%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.250% 2034-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.50%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.500% 2033-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.30%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.000% 2034-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.20%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 3.875% 2034-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.20%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 3.875% 2033-08-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.40%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 4.125% 2032-11-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.00%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 2.875% 2032-05-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.60%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | 3.500% 2033-02-15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.60%
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Swap Contracts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(300.00%)